Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Components of provision for income taxes

	2017	2016	2015
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(564)	(640)	(1,904)

	2017	2016	2015
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	-	212	(72)
Total current provision / (credit)	-	212	(72)

Deferred tax expenses:
The PRC and Hong Kong	28	16	25
Total deferred provision	28	16	25
Total provision / (credit)	28	228	(47)

Reconciling items from income tax
	2017	2016	2015
	US$’000	US$’000	US$’000
Computed tax using respective companies’ statutory tax rates	(94)	(136)	(177)
Change in valuation allowances	120	350	455
Under-provision for income tax in prior years	-	-	(69)
Non-deductible expenses	2	14	(256)
Total provision / (credit) for income tax at effective tax rate	28	228	(47)

Components of deferred tax assets
	2017	2016
	US$’000	US$’000
Tax losses	958	838
Temporary differences	(6)	(2)
Less: Valuation allowances	(794)	(650)
Net deferred tax assets	158	186

ZHEJIANG TIANLAN
Components of provision for income taxes

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	4,237	6,298	3,351

Income taxes	4,237	6,298	3,351

Deferred tax benefit:	(405)	(1,337)	(177)

Total deferred taxes	(405)	(1,337)	(177)
Total	3,832	4,961	3,174

Reconciling items from income tax
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Income before income taxes	30,047	27,603	24,927

Computed tax using respective companies’ statutory tax rates	4,548	4,078	3,767
(Over)-provision for income tax in prior years	(29)	57	-
Permanent difference	(459)	(82)	-
Temporary differences	(405)	(1,337)	(177)
Tax effect of revenue not subject to tax	(1,438)	(901)	(1,068)
Tax effect of expenses not deductible for tax purposes	1,435	2,732	596
Tax effect of unused tax losses not recognized	180	414	56
Total provision for income tax at effective tax rate	3,832	4,961	3,174

Components of deferred tax assets
	2017	2016
	RMB’000	RMB’000
Allowance for doubtful debts	6,269	5,864
Net deferred tax assets	6,269	5,864

ZHEJIANG JIAHUAN
Components of provision for income taxes
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Income taxes	263	1,387	861

Reconciling items from income tax
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Income before income taxes	4,314	11,848	5,797

Computed tax using respective companies’ statutory tax rates	988	2,326	1,119
Tax effect on revenue not subject to tax	(752)	(930)	(447)
Under / (over) provision for income tax in prior years	27	(9)	189
Total provision for income tax at effective tax rate	263	1,387	861